(logo)OPPENHEIMERFUNDS
Denis Mouller                                OppenheimerFund, Inc.
Vice President and                           Two World Trade Center, 34th Floor
Associate Counsel                            New York, New York 10048-0203
                                             212 323-2000 Fax 212 323-0558


                                             October 18, 1996





Securities and Exchange Commission
OFICS File Support
Mail Stop O-7, SEC Operations Center
6432 Alexandria, VA  22312

         Re:      Oppenheimer Municipal Fund
                  Reg. No. 33-08054  File No. 811-4803

To the Securities and Exchange Commission:

         An electronic ("Edgar") filing is hereby made under Rule 497(e) of the Securities Act of 1933 on behalf of Oppenheimer Municipal Fund and its two series (the "Funds"): Oppenheimer Intermediate Municipal Fund and Oppenheimer Insured Municipal Fund. The filing includes a supplement dated October 18, 1996 to each Fund's Prospectus dated February 1, 1996.

                                              Very truly yours,


                                              /s/ Denis Molleur
                                              ------------------
                                              Denis Molleur
                                              Vice President &
                                              Associate Counsel
                                              (212) 323-0560

DM

cc:      Allan Adams, Esq.
         Deloitte & Touche LLP
         Gloria LaFond

                     OPPENHEIMER INTERMEDIATE MUNICIPAL FUND
               (formerly Oppenheimer Intermediate Tax-Exempt Fund)
                        Supplement dated October 18, 1996
                    to the Prospectus dated February 1, 1996


         The second paragraph in the section captioned "Class A Contingent Deferred Sales Charge" on page 27 is revised by replacing the second and third sentences with the following sentences:

                  The Distributor pays dealers of record commissions on those non- retirement plan purchases in an amount equal to 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.











October 18, 1996                                                     PS0860.002

                       OPPENHEIMER INSURED MUNICIPAL FUND
                 (formerly Oppenheimer Insured Tax-Exempt Fund)
                        Supplement dated October 18, 1996
                    to the Prospectus dated February 1, 1996


         The second paragraph in the section captioned "Class A Contingent Deferred Sales Charge" on page 28 is revised by replacing the second and third sentences with the following sentences:

                  The Distributor pays dealers of record commissions on those non-retirement plan purchases in an amount equal to 1.0%. That commission will be paid only on the amount of those purchases that were not previously subject to a front-end sales charge and dealer commission.











October 18, 1996                                                     PS0865.002